UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.




AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC


Financial Statements

January 31, 2005

                                TABLE OF CONTENTS

Fund Commentaries..............................................................1
Report of Independent Registered Public Accounting Firm........................6
Schedules of Investments.......................................................7
Statements of Assets and Liabilities..........................................11
Statements of Operations......................................................12
Statements of Changes in Members' Capital.....................................13
Statements of Cash Flows......................................................15
Financial Highlights..........................................................16
Notes to Financial Statements.................................................18
Managers and Officers of the Funds............................................25













The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                                 Fund Commentary
                      For the year ended January 31, 2005
                                   (Unaudited)

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage and fixed income arbitrage managers. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event. Events can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcy (either entering into bankruptcy or emerging from it). Skills required include the ability to analyze the relative value of the securities involved and the probability of the event taking place in a timely manner. Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy.

For the year ended January 31, 2005, the Fund had a total return of 2.98%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2005, the Fund had an average annual total return of 8.35%.

While the Fund's performance for the year was disappointing, it was not especially surprising given how the year evolved and how the portfolio was positioned. In 2003, the Fund performed very well due in large part to exposure to distressed investment strategies. Beginning in 2004, we began to pare risk in the portfolio by layering in positions designed to serve as insurance against potential mean-reversions in credit spreads and volatility, both of which we felt had been stretched to abnormally low levels. As a result of these moves, as well as risk-reduction trades performed by our multi-strategy managers, the Fund was significantly less exposed to credit factors during 2004 relative to 2003. Since neither volatility nor credit did mean-revert in 2004, the Fund's performance was muted by these positions.

The resurgence in corporate activity during 2004 featured a fairly steady flow of leveraged buyout activity, interspersed by some large strategic acquisitions, particularly at the end of the year. Despite the increased transaction flow during 2004, however, overall merger volume has not yet approached the levels of 1998-2000. In the meantime, the amount of capital managed by multi-strategy event managers has probably doubled, commoditizing merger arbitrage to some extent. The majority of merger arbitrage situations no longer offer favorable spreads or returns compensating investors for the larger losses incurred if the deal breaks. The Fund is invested with a group of managers who are well-positioned to capitalize on any resurgence of opportunities in merger arbitrage, but who have reoriented their investment processes and portfolios to the point that they are not dependent on the strategy in order to earn attractive risk-adjusted rates of return.




--------------------------
1Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                       For the year ended January 31, 2005
                                   (Unaudited)

In other areas of their portfolios, these managers are gradually selling down their distressed investment holdings, building out sector-focused long/short equity exposure, and exploring limited opportunities in convertible arbitrage, private equity and real estate.

In fixed income arbitrage, the phenomenon of investors reaching for yield has reverberated through various areas of the fixed income and credit derivative markets, creating opportunities for our managers. Market participants who reach for higher yields by taking on negative-convexity and short-volatility positions achieve a positive carry, but require that market conditions remain calm to be profitable. As long as rates and volatility normalize the payout from taking the other side of these trades, as our managers do, they should provide substantial upside potential. At the same time, the growth and increasing complexity and liquidity of segments of the credit markets, such as asset-backed securities, bank loans and credit default swaps, expands the potential set of anomalies that our managers like to exploit.

The environment in convertible arbitrage during 2004 echoed that of 2003. Depressed levels of equity volatility made gamma trading unprofitable, but tightening credit spreads drove modest returns in credit-sensitive issues. The composition of the convertible universe and corresponding convertible managers' portfolios is such that the effect of the trends roughly offset each other, resulting in slightly positive performance for the year for managers exposed to both factors. The Financial Accounting Standards Board-mandated change in the accounting treatment for contingent convertible securities ("CoCos") also affected returns, though modestly. Overall, the unfavorable supply/demand characteristics, low volatility, and tight credit spreads make the prospects for convertible arbitrage unexciting in the near term. We remain underweight in this category awaiting a more favorable investment environment.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                              Fund Commentary
                     For the year ended January 31, 2005
                                (Unaudited)

The Aetos Capital Distressed Investment Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy. These managers are able to buy these securities at a discount to their eventual value because traditional fixed income portfolio managers who bought the bonds or banks that made the loans may not want to or be able to own them once they are in default. The sellers may also not have the expertise and patience to go through a lengthy restructuring process. Distressed investing involves credit analysis, legal expertise and (often) negotiating ability, as the portfolio manager must estimate the value of the claims he is buying, the likely timing and resolution of the bankruptcy process and also may be called upon to reach agreements with other claimants in order to speed the process.

For the year ended January 31, 2005, the Fund had a total return of 10.24%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2005, the Fund had an average annual total return of 15.35%.

At the end of last year, we noted the historically tight levels of credit spreads in the context of their closely linked relationship with returns over time, and anticipated that the performance of distressed investment strategies would be much more modest in 2004 as the portfolios of the Fund's managers matured and the opportunity set for attractive new investments thinned out. Despite this being the case, over the course of the past year the high yield and distressed markets still posted solid gains as liquidity and demand for yield overwhelmed any indications of a riskier environment for credit investing. The reach for yield continued to invigorate the new issue market, which enjoyed a second straight year of historically high activity and allowed many struggling companies to refinance onerous high-coupon debt. Low levels of interest rates translated into relatively reasonable leverage and interest coverage ratios on the new issuance. However, the percentage of new issue volume rated CCC and below more than doubled to 7% in 2004. Furthermore, amidst some very constructive transactions, the frothy conditions also enabled some notable instances of speculative activity, including high yield issuances that put significant leverage on recent buyout deals in order to dividend back to equity holders the majority of their investment. Our expectation is that some of these higher risk situations might create opportunities for our distressed managers in the medium term, as evidenced by the historical relationship between high yield and default rates. Generally, we expect more muted return prospects for this area of the portfolio until spreads are pushed out, either by the gradual passage of time or some sort of dislocating event (or events) that will create conditions that cause a repricing of credit risk and create attractive entry points for new investment.




--------------------------
1Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                Aetos Capital Long/Short Strategies Fund, LLC

                               Fund Commentary
                       For the year ended January 31, 2005
                                  (Unaudited)

The Aetos Capital Long/Short Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed mostly of managers that operate long-biased portfolios of stocks, usually based on bottom-up equity research. These portfolios generally vary from 20% to 40% net long.

For the year ended January 31, 2005, the Fund had a total return of 3.90%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2005, the Fund had an average annual total return of 6.34%.

Equity markets were particularly tranquil as the genuine economic recovery that began in 2003 firmly took hold in 2004. The S&P 500 rose 4.44% for the one-year period ending January 31, 2005, driven primarily by robust November and December gains. The high liquidity, low volatility environment of the past year muted the performance of most of our long/short managers. Well-diversified, well-hedged portfolios simply did not have enough embedded risk to provide substantial alpha in these market conditions, especially during the year-end rally. Consequently, the top performing managers of 2004 typically ran either relatively concentrated or relatively unhedged portfolios.

We believe this lower return environment for long/short managers is not so much a function of inflows into the strategy as it is a function of the business cycle. Volatility and dispersion are mean-reverting, and typically are depressed during periods of steady economic growth and ample liquidity. Eventually, something will upset this balance, as always happens, and we are positioning the portfolio to attempt to prosper until that point and beyond.












--------------------------
1Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

                Aetos Capital Market Neutral Strategies Fund, LLC

                               Fund Commentary
                       For the year ended January 31, 2005
                                 (Unaudited)

The Aetos Capital Market Neutral Strategies Fund, LLC (the "Fund") allocates its capital among a select group of portfolio managers across a variety of market neutral strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund contains managers that attempt to create long and short portfolios that are roughly equal in size and therefore immune to overall stock markets movements. Often these strategies are quantitative in nature, using computer screens to pick long and short portfolios of stocks and balancing their risk exposure through optimization techniques.

For the year ended January 31, 2005, the Fund had a total return of 1.84%.1 For the period from commencement of investment activities on September 1, 2002 through January 31, 2005, the Fund had an average annual total return of 1.94%.

The low volatility and dispersion of equity returns made the year especially difficult for market neutral managers, who cannot supplant return variance with selective beta exposure to generate performance. Mid-year, we attempted to boost performance by shifting assets into funds with higher concentrations and were rewarded for doing so. We continue to believe that concentration is an asset for market neutral managers, as high levels of liquidity will continue to hold down measures of volatility and return dispersion. Our best performance this year came from asset allocation strategies, which took advantage of strong trends in the currency market and the relative outperformance of international and emerging equities. The greatest source of weakness in the Fund this year came from yield curve strategies. While disappointing, we do not view this development with alarm as the Treasury markets defied expectations throughout the year. We are continuing to reposition the Market Neutral Fund in an effort to improve its performance profile. Given its primary objective as a volatility dampener in a portfolio context, we are pleased with its results and expect it to hold value relatively well in the event of market dislocation.












--------------------------
1Returns are net of expenses and fees incurred at the Fund level. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements. Returns do not reflect Program fees and expenses charged at the separate account level.

              Report of Independent Registered Public Accounting Firm


To the Board of Managers and Members of:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Aetos Capital Distressed Investment Strategies Fund, LLC
Aetos Capital Long/Short Strategies Fund, LLC
Aetos Capital Market Neutral Strategies Fund, LLC

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC and Aetos Capital Market Neutral Strategies Fund, LLC (hereafter referred to as the "Funds") at January 31, 2005, the results of each of their operations and their cash flows for the year then ended, the changes in each of their members' capital for the two years in the period then ended and the financial highlights for the years ended January 31, 2005, and January 31, 2004, and the period August 21, 2002 (commencement of operations) through January 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the portfolio funds at January 31, 2005, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC and Aetos Capital Market Neutral Strategies Fund, LLC, valued at $239,179,701 (97.2% of the Fund's net assets), $42,892,277 (94.8% of the Fund's net assets), $316,129,396 (97.2% of Fund's net assets) and $76,514,302 (93.1% of the Fund's net assets), respectively, at January 31, 2005, the values of which have been estimated by the Investment Manager, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.


PricewaterhouseCoopers, LLP
New York, New York
March 22, 2005

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                             Schedule of Investments
                                January 31, 2005

                               [GRAPHIC OMITTED]

                INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

                Fixed Income Arbitrage 27.49%
                Fixed Income/Event Arbitrage 11.70%
                Statistical Arbitrage 6.92%
                Convertible Arbitrage 4.78%
                Event Arbitrage 13.28%
                Event Arbitrage/Distressed Investments 35.83%


                                                                                                     % OF MEMBERS
PORTFOLIO FUND NAME                                                COST             VALUE              CAPITAL*
----------------------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.                 $ 27,726,549      $ 27,978,593           11.37%
Davidson Kempner Partners                                        25,000,000        25,250,719           10.27
FFIP, L.P.                                                       14,630,000        16,100,791            6.55
Ishin Fund, LLC                                                  13,000,000        11,434,398            4.65
Pentangle Partners, L.P.                                         16,000,000        16,546,876            6.73
Pequot Credit Opportunities Fund, L.P.                           15,000,000        15,020,078            6.11
Perry Partners, L.P.                                             26,600,000        31,764,914           12.91
Satellite Fund II, L.P.                                          25,850,000        27,832,245           11.32
South Hill Trading Corp.                                         15,000,000        15,361,874            6.24
Sowood Alpha Fund, L.P.                                          32,500,000        32,621,181           13.26
Standard Pacific Credit Opportunities Fund, L.P.                 20,000,000        19,268,032            7.83
                                                            ----------------------------------------------------------
    Total                                                      $231,306,549      $239,179,701           97.24%
                                                            ==========================================================


*Percentages are based on Members' Capital of $245,963,775.

The aggregate cost of investments for tax purposes was $231,306,549. Net unrealized appreciation on investments for tax purposes was $7,873,152 consisting of $10,170,722 of gross unrealized appreciation and $2,297,570 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 97.24% of Members' Capital, have been fair valued.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2005

                               [GRAPHIC OMITTED]

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

            Distressed Investments, 100%



                                                                                                 % OF MEMBERS
PORTFOLIO FUND NAME                                               COST             VALUE            CAPITAL*
----------------------------------------------------------------------------------------------------------------------

King Street Capital, L.P.                                      $ 7,050,000         $7,848,346          17.34%
Satellite Credit Opportunities Fund, Ltd.                        8,750,000          9,922,762          21.93
Silver Point Capital Fund, L.P.                                 11,100,000         13,350,168          29.50
Watershed Capital Partners, L.P.                                11,050,000         11,771,001          26.01
                                                            ----------------------------------------------------------
  Total                                                        $37,950,000        $42,892,277          94.78%
                                                            ==========================================================



*Percentages are based on Members' Capital of $45,254,188.

The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $4,942,277 consisting of $4,942,277 of gross unrealized appreciation and of $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 94.78% of Members' Capital, have been fair valued.









   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   Aetos Capital Long/Short Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2005

                                [GRAPHIC OMITTED]

                   INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

                   Short Equity Investments 3.30%
                   Equity Investment Market Neutral 3.95%
                   Long/Short Equity Investments 92.75%



                                                                                                  % OF MEMBERS
PORTFOLIO FUND NAME                                             COST              VALUE             CAPITAL*
----------------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                     $ 27,000,000       $ 32,530,678            10.00%
Bay Resource Partners, L.P.                                   18,000,000         19,561,261             6.01
Cadmus Capital Partners (QP), L.P.                            21,000,000         22,314,612             6.86
Cantillion Pacific, L.P.                                      10,000,000         10,719,038             3.29
Cantillion U.S. Low Volatility, L.P.                          12,000,000         12,477,338             3.84
Cavalry Technology, L.P.                                      38,750,000         35,472,224            10.90
The Elkhorn Fund, LLC                                         15,000,000         15,421,577             4.74
Fine Partners I, L.P.                                         17,500,000         17,727,358             5.45
Hygrove Capital Fund (QP), L.P.                               15,000,000         15,201,892             4.67
Icarus Qualified Partners, L.P.                               10,500,000         10,437,984             3.21
JL Partners, L.P.                                             49,820,000         55,172,698            16.96
North River Partners, L.P.                                    16,750,000         17,540,023             5.39
Standard Global Equity Partners SA, L.P.                      38,700,000         41,051,924            12.62
Viking Global Equities, L.P.                                  10,000,000         10,500,789             3.23
                                                         -------------------------------------------------------------
   Total                                                    $300,020,000       $316,129,396            97.17%
                                                         =============================================================


*Percentages are based on Members' Capital of $325,336,932.

The aggregate cost of investments for tax purposes was $300,020,000. Net unrealized appreciation on investments for tax purposes was $16,109,396 consisting of $19,449,188 of gross unrealized appreciation and $3,339,792 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 97.17% of Members' Capital, have been fair valued.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             Aetos Capital Market Neutral Strategies Fund, LLC
                         Schedule of Investments
                            January 31, 2005

                            [GRAPHIC OMITTED]

             INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

             Multi-Strategy Market Neutral 42.91%
             Equity Investment Market Neutral 57.09%




                                                                                                   % OF MEMBERS
PORTFOLIO FUND NAME                                               COST             VALUE              CAPITAL*
----------------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.                    $14,900,000      $15,038,012           18.29%
Bravura 99 Fund, L.P.                                             8,682,132        9,101,086           11.07
Cantillion U.S. Low Volatility, L.P.                             27,500,000       28,005,020           34.05
GMO Market Neutral Fund (Onshore)                                 6,384,310        6,575,496            8.00
GMO Mean Reversion Fund                                          16,000,000       17,794,688           21.64
                                                            ----------------------------------------------------------
   Total                                                        $73,466,442      $76,514,302           93.05%
                                                            ==========================================================



*Percentages are based on Members' Capital of $82,229,635.

The aggregate cost of investments for tax purposes was $73,466,442. Net unrealized appreciation on investments for tax purposes was $3,047,860 consisting of $3,047,860 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 93.05% of Members' Capital, have been fair valued.








   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                January 31, 2005


                                                                  AETOS CAPITAL                       AETOS CAPITAL
                                                 AETOS CAPITAL      DISTRESSED       AETOS CAPITAL        MARKET
                                                MULTI-STRATEGY     INVESTMENT        LONG/SHORT          NEUTRAL
                                                  ARBITRAGE        STRATEGIES        STRATEGIES        STRATEGIES
                                                  FUND, LLC         FUND, LLC         FUND, LLC         FUND, LLC
                                            --------------------------------------------------------------------------
ASSETS
Investments in portfolio funds, at cost         $231,306,549       $37,950,000       $300,020,000      $73,466,442
                                            --------------------------------------------------------------------------
Investments in portfolio funds, at value        $239,179,701       $42,892,277       $316,129,396      $76,514,302
Cash and cash equivalents                            260,918         2,443,683          9,392,071        5,827,970
Accrued income                                        12,217             4,328             15,680           10,349
Prepaid investment                                 7,000,000                --                 --               --
Receivable for sale of investments                        --                --            360,158               --
Due from investment manager                               --             3,090                 --               --
                                            --------------------------------------------------------------------------
   Total assets                                  246,452,836        45,343,378        325,897,305       82,352,621
                                            --------------------------------------------------------------------------

LIABILITIES
Sales of Interests received in advance               204,971                --            197,894               --
Investment manager fees payable                      129,872                --            174,456           23,441
Administration fees payable                           34,042             6,235             45,854           11,750
Board of Managers' fees payable                        3,750             3,750              3,750            3,750
Other accrued expenses                               116,426            79,205            138,419           84,045
                                            --------------------------------------------------------------------------
   Total liabilities                                 489,061            89,190            560,373          122,986
                                            --------------------------------------------------------------------------

   NET ASSETS                                   $245,963,775       $45,254,188       $325,336,932      $82,229,635
                                            ==========================================================================

MEMBERS' CAPITAL
Net capital                                      238,090,623        40,311,911        309,227,536       79,181,775
Net unrealized appreciation on investments
   in portfolio funds                              7,873,152         4,942,277         16,109,396        3,047,860
                                            --------------------------------------------------------------------------
    Members' Capital                            $245,963,775       $45,254,188       $325,336,932      $82,229,635
                                            ==========================================================================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                       For the year ended January 31, 2005



                                                                 AETOS CAPITAL                       AETOS CAPITAL
                                              AETOS CAPITAL       DISTRESSED       AETOS CAPITAL        MARKET
                                              MULTI-STRATEGY      INVESTMENT        LONG/SHORT          NEUTRAL
                                                ARBITRAGE         STRATEGIES        STRATEGIES        STRATEGIES
                                                FUND, LLC         FUND, LLC          FUND, LLC        FUND, LLC
                                            --------------------------------------------------------------------------

Investment income:

    Interest                                    $   167,842       $    19,110         $  188,606       $   27,485
                                            --------------------------------------------------------------------------

Expenses:
    Management fees                               1,134,124           257,855          1,520,455          392,125
    Administration fees                             183,115            44,800            242,927           66,159
    Board of Managers' fees                          15,000            15,000             15,000           15,000
    Professional fees                               193,375           157,575            216,950          161,475
    Registration fees                                65,131            32,954            100,740           33,456
    Printing fees                                    17,000            17,000             17,000           17,000
    Custodian fees                                      380               484                484              484
    Other expenses                                    5,718             5,625             11,123            5,615
                                            --------------------------------------------------------------------------
       Total expenses                             1,613,843           531,293          2,124,679          691,314
       Fund expenses reimbursed                    (105,274)         (187,846)          (114,957)        (168,701)
                                            --------------------------------------------------------------------------
Net expenses                                      1,508,569           343,447          2,009,722          522,613
                                            --------------------------------------------------------------------------
Net investment loss                              (1,340,727)         (324,337)        (1,821,116)        (495,128)
                                            --------------------------------------------------------------------------

Net gain (loss) on portfolio funds sold                  --                --            401,496          (35,660)
Net change in unrealized appreciation on
    investments in portfolio funds                6,931,365         3,931,069         14,218,146        2,853,177
                                            --------------------------------------------------------------------------

Net increase in Members' Capital derived
    from investment activities                  $ 5,590,638       $ 3,606,732        $12,798,526       $2,322,389
                                            ==========================================================================









   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

            For the years ended January 31, 2004 and January 31, 2005



                                                                                        AETOS CAPITAL DISTRESSED
                                                  AETOS CAPITAL MULTI-STRATEGY            INVESTMENT STRATEGIES
                                                        ARBITRAGE FUND, LLC                     FUND, LLC
                                                  --------------------------------  ----------------------------------



                                                       2/1/04 -        2/01/03 -        2/1/04 -          2/01/03 -
                                                       1/31/05          1/31/04         1/31/05            1/31/04
                                                  --------------------------------  ----------------------------------
From investment activities:
   Net investment loss                             $(1,340,727)      $  (59,394)      $(324,337)          $(41,995)
   Net gain on portfolio funds sold                         --           26,549              --             51,835
   Net change in unrealized appreciation on
    investments in portfolio funds                   6,931,365          889,869       3,931,069            879,234
                                                  --------------------------------  ----------------------------------

        Net increase in Members' Capital
         derived from investment activities          5,590,638          857,024       3,606,732            889,114
                                                  --------------------------------  ----------------------------------
Members' Capital transactions:
   Proceeds from sales of Interests                198,877,612       31,430,196      34,412,376         12,592,746
   Redemptions of Interests                           (196,464)              --        (163,410)                --
   Transfers of Interests                            6,616,600        1,696,000      (6,780,600)        (1,658,000)
                                                  --------------------------------  ----------------------------------
Net increase in Members' Capital derived from
    capital transactions                           205,297,748       33,126,196      27,468,366         10,934,746
                                                  --------------------------------  ----------------------------------
Net increase in Members' Capital                   210,888,386       33,983,220      31,075,098         11,823,860
Members' Capital at beginning of period             35,075,389        1,092,169      14,179,090          2,355,230
                                                  --------------------------------  ----------------------------------
Members' Capital at end of period                 $245,963,775      $35,075,389     $45,254,188        $14,179,090
                                                  ================================  ==================================





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            For the years ended January 31, 2004 and January 31, 2005




                                                                                           AETOS CAPITAL MARKET
                                                      AETOS CAPITAL LONG/SHORT              NEUTRAL STRATEGIES
                                                        STRATEGIES FUND, LLC                    FUND, LLC
                                                   -------------------------------------------------------------------


                                                          2/1/04 -       2/1/03 -         2/1/04 -         2/1/03 -
                                                          1/31/05        1/31/04          1/31/05           1/31/04
                                                   --------------------------------  ---------------------------------
From investment activities:
   Net investment loss                                  $ (1,821,116)   $  (101,147)  $ (495,128)         $  (30,656)
   Net gain (loss) on portfolio funds sold                   401,496             --      (35,660)                 --
   Net change in unrealized appreciation on
    investments in portfolio funds                        14,218,146      1,918,399     2,853,177            184,926
                                                   --------------------------------  ---------------------------------
        Net increase in Members' Capital
         derived from investment activities               12,798,526      1,817,252     2,322,389            154,270
                                                   --------------------------------  ---------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                      255,135,361     51,627,696    65,834,326         13,138,546
   Redemptions of Interests                                 (417,274)            --       (58,815)                --
   Transfers of Interests                                    152,000        661,000        12,000           (699,000)
                                                   --------------------------------  ---------------------------------
Net Increase in Members' Capital derived from
    capital transactions                                 254,870,087     52,288,696    65,787,511         12,439,546
                                                   --------------------------------  ---------------------------------
Net increase in Members' Capital                         267,668,613     54,105,948    68,109,900         12,593,816
Members' Capital at beginning of period                   57,668,319      3,562,371    14,119,735          1,525,919
                                                   --------------------------------  ---------------------------------
Members' Capital at end of period                       $325,336,932    $57,668,319   $82,229,635        $14,119,735
                                                   ================================  =================================













   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                       For the year ended January 31, 2005


                                                                      AETOS CAPITAL                   AETOS CAPITAL
                                                      AETOS CAPITAL    DISTRESSED    AETOS CAPITAL       MARKET
                                                     MULTI-STRATEGY    INVESTMENT      LONG/SHORT        NEUTRAL
                                                        ARBITRAGE      STRATEGIES      STRATEGIES      STRATEGIES
                                                        FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                    ------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                        $(197,250,000)    $(25,000,000) $(251,329,569)   $(63,000,000)
Sales of Portfolio Funds                                       --               --      7,341,065       3,097,898
Net investment loss                                    (1,340,727)        (324,337)    (1,821,116)       (495,128)
Adjustments to reconcile net investment loss to net
  cash used in operating activities:
       Increase in accrued income                          (6,959)          (3,351)       (10,770)         (8,935)
       Increase in prepaid investments                 (7,000,000)              --             --              --
       Increase in receivable for sale of
          investments                                          --               --       (360,158)             --
       Decrease (increase) in due from investment
          manager                                              --             (478)            --           2,178
       Increase (decrease) in administration fees
          payable                                          18,741           (3,768)        25,008           4,637
       Increase in investment manager fees payable        119,921               --        146,374          23,441
       Increase in other accrued expenses                  70,727           35,506         92,718          40,345
                                                    ------------------------------------------------------------------
Net cash used in operating activities                (205,388,297)     (25,296,428)  (245,916,448)    (60,335,564)
                                                    ------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Sales of Interests received in advance                    204,971               --        197,894              --
Sales of Interests                                    153,838,612       29,396,376    220,012,361      50,812,326
Redemptions of Interests                                 (196,464)        (163,410)      (417,274)        (58,815)
Transfers of Interests                                  6,616,600       (6,780,600)       152,000          12,000
                                                    ------------------------------------------------------------------
Net cash provided by financing activities             160,463,719       22,452,366    219,944,981      50,765,511
                                                    ------------------------------------------------------------------

Net decrease in cash and cash equivalents             (44,924,578)      (2,844,062)   (25,971,467)     (9,570,053)
Cash and cash equivalents, beginning of year           45,185,496        5,287,745     35,363,538      15,398,023
                                                    ------------------------------------------------------------------
Cash and cash equivalents, end of year              $     260,918  $     2,443,683   $  9,392,071    $  5,827,970
                                                    ==================================================================

Non-cash operating activity of the Aetos Capital Market Neutral Strategies Fund, LLC consisted of exchanges of Portfolio Funds for others valued at $18,682,132.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights




                                                      AETOS CAPITAL                               AETOS CAPITAL DISTRESSED
                                                  MULTI-STRATEGY ARBITRAGE                         INVESTMENT STRATEGIES
                                                         FUND, LLC                                        FUND, LLC
                                      ----------------------------------------------   --------------------------------------------

                                          2/1/04 -       2/1/03 -     8/21/02* -           2/1/04 -      2/1/03 -     8/21/02* -
                                          1/31/05        1/31/04        1/31/03            1/31/05       1/31/04        1/31/03
                                      ----------------------------------------------    --------------------------------------------


Total Return                                2.98%           13.17%         4.44%(1)           10.24%        22.13%        5.38%(1)

Net assets, end of period (000's)          $245,964         $35,075        $1,092            $45,254       $14,179       $2,355

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                 1.07%            5.04%        43.96%(3)            1.55%         7.72%       22.93%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                 1.00%            1.13%         1.25%(3)            1.00%         1.18%        1.25%(3)
   Net investment loss, before waivers
      and reimbursements                   (0.96)%          (4.87)%       (43.95)%(3)         (1.50)%       (7.65)%     (22.92)%(3)
   Net investment loss, net of waivers
      and reimbursements                   (0.89)%          (0.96)%        (1.24)%(3)         (0.95)%       (1.11)%      (1.24)%(3)

Portfolio turnover rate (5)                 0.00%            0.00%          0.00%              0.00%        16.94%        0.00%

    *  Commencement of operations.
   (1) Total return is for the period indicated and has not been annualized.
   (2) Expense ratios of underlying funds are not included in the expense ratio.
   (3) Annualized.
   (4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial
       Statements.
   (5) Not annualized.







   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                                                                   AETOS CAPITAL MARKET
                                                AETOS CAPITAL LONG/SHORT                            NEUTRAL STRATEGIES
                                                  STRATEGIES FUND, LLC                                   FUND, LLC
                                      ---------------------------------------------     --------------------------------------------

                                          2/1/04 -       2/1/03 -     8/21/02* -          2/1/04 -       2/1/03 -     8/21/02* -
                                          1/31/05        1/31/04        1/31/03            1/31/05       1/31/04        1/31/03
                                      ---------------------------------------------    ---------------------------------------------


Total Return                                 3.90%          12.88%       (0.89)%(1)          1.84%           2.81%        0.13%(1)

Net assets, end of period (000's)          $325,337        $57,668       $3,562             $82,230        $14,120       $1,526

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                  1.05%           4.09%       18.87%(3)           1.33%           8.79%       31.67%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                  1.00%           1.14%        1.25%(3)           1.00%           1.15%        1.25%(3)
   Net investment loss, before waivers
      and reimbursements                    (0.95)%         (3.96)%     (18.86)%(3)         (1.28)%         (8.69)%     (31.65)%(3)
   Net investment loss, net of waivers
      and reimbursements                    (0.90)%         (1.01)%      (1.24)%(3)         (0.95)%         (1.05)%      (1.23)%(3)

Portfolio turnover rate (5)                  4.06%           0.00%        20.87%            45.70%           0.00%        0.00%

    *  Commencement of operations.
   (1) Total return is for the period indicated and has not been annualized.
   (2) Expense ratios of underlying funds are not included in the expense ratio.
   (3) Annualized.
   (4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
   (5) Not annualized.





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                January 31, 2005

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC and the Aetos Capital Market Neutral Strategies Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

D. Income Taxes

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

Each Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds. The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.50% of each Fund's average monthly net assets, through December 31, 2003. Effective January 1, 2004, the Investment Manager has contractually agreed to reimburse the Funds in order to limit the Funds' other expenses at 0.25% of each Fund's average monthly net assets, at least until May 31, 2006.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual fee of $20,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the year ended January 31, 2005, purchases and sales of investments were as follows:

 FUND                                                                  PURCHASES                  SALES
 ----------------------------------------------------------------------------------------------------------------

 Aetos Capital Multi-Strategy Arbitrage Fund, LLC                     $197,250,000            $     --
 Aetos Capital Distressed Investment Strategies Fund, LLC               25,000,000                  --
 Aetos Capital Long/Short Strategies Fund, LLC                         251,329,569              7,341,065
 Aetos Capital Market Neutral Strategies Fund, LLC                      81,682,132             21,780,030


7. INVESTMENTS

As of January 31, 2005, the Funds had investments in thirty-three Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of January 31, 2005. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown in the table apply after the lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                               INVESTMENT                 FAIR VALUE   % OF MEMBERS'
PORTFOLIO FUND NAME                                            OBJECTIVE                   1/31/2005      CAPITAL       LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.        Fixed Income/Event Arbitrage       $ 27,978,593        11.37%     Quarterly
Davidson Kempner Partners                        Event Arbitrage/Distressed Investments    25,250,719        10.27      Quarterly
FFIP, L.P.                                               Fixed Income Arbitrage            16,100,791         6.55        Annual
Ishin Fund, LLC                                           Convertible Arbitrage            11,434,398         4.65        Annual
Pentangle Partners, L.P.                                  Statistical Arbitrage            16,546,876         6.73        Monthly
Pequot Credit Opportunities Fund, L.P.                   Fixed Income Arbitrage            15,020,078         6.11        Annual
Perry Partners, L.P.                                        Event Arbitrage                31,764,914        12.91        Annual
Satellite Fund II, L.P.                          Event Arbitrage/Distressed Investments    27,832,245        11.32        Annual
South Hill Trading Corp.                                 Fixed Income Arbitrage            15,361,874         6.24        Monthly
Sowood Alpha Fund, L.P.                          Event Arbitrage/Distressed Investments    32,621,181        13.26        Annual
Standard Pacific Credit Opportunities Fund, L.P.         Fixed Income Arbitrage            19,268,032         7.83        Annual
                                                                                        ---------------------------
                                                                                         $239,179,701        97.24%
                                                                                        ---------------------------

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                                               INVESTMENT                 FAIR VALUE   % OF MEMBERS'
PORTFOLIO FUND NAME                                            OBJECTIVE                   1/31/2005      CAPITAL       LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------------
King Street Capital, L.P.                                Distressed Investments          $  7,848,346        17.34%     Quarterly
Satellite Credit Opportunities Fund, Ltd.                Distressed Investments             9,922,762        21.93        Annual
Silver Point Capital Fund, L.P.                          Distressed Investments            13,350,168        29.50        Annual
Watershed Capital Partners, L.P.                         Distressed Investments            11,771,001        26.01      Quarterly
                                                                                        ---------------------------
                                                                                         $ 42,892,277        94.78%
                                                                                        ---------------------------

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                                               INVESTMENT                 FAIR VALUE   % OF MEMBERS'
PORTFOLIO FUND NAME                                            OBJECTIVE                   1/31/2005      CAPITAL       LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                              Long/Short Equity Investments       $ 32,530,678        10.00%     Semi-Annual
Bay Resource Partners, L.P.                          Long/Short Equity Investments         19,561,261         6.01        Annual
Cadmus Capital Partners (QP), L.P.                   Long/Short Equity Investments         22,314,612         6.86      Quarterly
Cantillion Pacific, L.P.                             Long/Short Equity Investments         10,719,038         3.29      Quarterly
Cantillion U.S. Low Volatility, L.P.               Equity Investment Market Neutral        12,477,338         3.84      Quarterly
Cavalry Technology, L.P.                             Long/Short Equity Investments         35,472,224        10.90        Annual
The Elkhorn Fund, LLC                                Long/Short Equity Investments         15,421,577         4.74      Quarterly
Fine Partners I, L.P.                                Long/Short Equity Investments         17,727,358         5.45        Annual
Hygrove Capital Fund (QP), L.P.                      Long/Short Equity Investments         15,201,892         4.67      Quarterly
Icarus Qualified Partners, L.P.                        Short Equity Investments            10,437,984         3.21        Annual
JL Partners, L.P.                                    Long/Short Equity Investments         55,172,698        16.96      Quarterly
North River Partners, L.P.                           Long/Short Equity Investments         17,540,023         5.39      Quarterly
Standard Global Equity Partners SA, L.P.             Long/Short Equity Investments         41,051,924        12.62        Annual
Viking Global Equities, L.P.                         Long/Short Equity Investments         10,500,789         3.23        Annual
                                                                                        ---------------------------
                                                                                         $316,129,396        97.17%
                                                                                        ---------------------------


                                                                                                                               23



                                     Notes to Financial Statements (continued)

7. INVESTMENTS (CONTINUED)

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC


                                                               INVESTMENT                 FAIR VALUE   % OF MEMBERS'
PORTFOLIO FUND NAME                                            OBJECTIVE                   1/31/2005      CAPITAL       LIQUIDITY
----------------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.          Multi-Strategy Market Neutral     $  15,038,012        18.29%     Quarterly
Bravura 99 Fund, L.P.                               Equity Investment Market Neutral        9,101,086        11.07      Quarterly
Cantillion U.S. Low Volatility, L.P.                Equity Investment Market Neutral       28,005,020        34.05      Quarterly
GMO Market Neutral Fund (Onshore)                   Equity Investment Market Neutral        6,575,496         8.00      Quarterly
GMO Mean Reversion Fund                               Multi-Strategy Market Neutral        17,794,688        21.64      Quarterly
                                                                                        ---------------------------
                                                                                         $ 76,514,302        93.05%
                                                                                        ---------------------------


8. SUBSEQUENT EVENTS

Through March 1, 2005, the Funds received the following proceeds from sales of Interests:

FUND                                                                            AMOUNT
------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                              $4,259,471
Aetos Capital Distressed Investment Strategies Fund, LLC                         752,500
Aetos Capital Long/Short Strategies Fund, LLC                                  3,738,394
Aetos Capital Market Neutral Strategies Fund, LLC                              1,112,500

of which the following were received in advance of January 31, 2005:

FUND                                                                            AMOUNT
------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                                $204,971
Aetos Capital Distressed Investment Strategies Fund, LLC                              --
Aetos Capital Long/Short Strategies Fund, LLC                                    197,894
Aetos Capital Market Neutral Strategies Fund, LLC                                     --

9. COMMITMENTS

At January 31, 2005, the Funds had made commitments to purchase underlying funds as follows:

FUND                                                                            AMOUNT
------------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                              $7,000,000
Aetos Capital Distressed Investment Strategies Fund, LLC                              --
Aetos Capital Long/Short Strategies Fund, LLC                                         --
Aetos Capital Market Neutral Strategies Fund, LLC                                     --

               Managers and Officers of the Funds (unaudited)




                                                                                                                    NUMBER OF FUNDS
                                                                                                                      IN THE FUND
                             POSITION(S)              LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE PAST 5          COMPLEX
NAME, ADDRESS(1),             HELD WITH                 TIME          YEARS/OTHER DIRECTORSHIPS(3) HELD BY BOARD       OVERSEEN BY
  AGE                           FUNDS                  SERVED(2)                  MEMBER                               MANAGER(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Senior Vice President, Mercantile Bankshares,
                                                                      February 2003-Present; Partner and Manager of
                                                                      Fixed Income, Brown Investment Advisory and
                                                                      Trust Co., April 2000-December 2002; Miller
                                                                      Anderson & Sherrerd/Morgan Stanley Dean
Ellen Harvey                                           Since          Witter Investment Management, October 1984-
50                             Manager                 2002           January 2000.                                       4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Chairman, Atlantic Whitehall Funds, January
                                                                      2004-Present; Managing Director and Chief
                                                                      Legal Officer, iFormation Group, November
Pierre de Saint Phalle                                 Since          2000-November 2003; Partner, Davis Polk &
56                             Manager                 2002           Wardwell, January 1983-October 2000.                4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Chairman and Chief Investment Officer, First
                                                                      Western Investment Management, September
                                                                      2002-Present; President and CEO, IBJ
Warren J. Olsen                                        Since          Whitehall Asset Management Group, May
47                             Manager                 2003           1999-February 2002.                                 4
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Chief Executive Officer, Aetos Capital, LLC,
                                                                      March 1999-Present; President, Morgan
                                                                      Stanley Dean Witter Investment Management,
                             Manager and                              1996-January 1999; Advisory Director, Morgan
James M. Allwin(5)           Chairman of               Since          Stanley Dean Witter & Co., January 1999-
51                             the Board               2002           September 1999.                                     4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Co-President and Chief Operating Officer,
                                                                      Aetos Alternatives Management and Managing
                                                                      Director, Aetos Capital, LLC, March 2000-
                                                                      Present; Managing Director, Morgan Stanley
                                                                      Institutional Funds, June 1998-March 2000;
Michael Klein(6)             Manager and               Since          Principal, Morgan Stanley Dean Witter & Co.,
46                            President                2003           August 1997-December 1999.                          4
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                    NUMBER OF FUNDS
                             POSITION(S)              LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE PAST 5       IN THE FUND
NAME, ADDRESS(1),             HELD WITH                 TIME          YEARS/OTHER DIRECTORSHIPS(3) HELD BY BOARD   COMPLEX OVERSEEN
AGE                             FUNDS                 SERVED(2)                    MEMBER                            BY MANAGER(4)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Managing Director, Aetos Capital, LLC,
                                                                      October 2001-Present; Chief Investment
                                                                      Officer, Stanford Management Company,
                                                                      November 1998-September 2001; Managing
                               Chief                                  Director of Investment Policy Research,
Anne Casscells                Investment               Since          Stanford University, April 1996-October
46                             Officer                 2002           1998.                                              N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Vice President, Aetos Capital, LLC, August
                                                                      2004-Present; Client Portfolio Manager, GE
                                                                      Asset Management, 2002-July 2004; Manager
                                                                      of Fund Operations, GE Asset Management
Scott Sawyer                                           Since          2000-2002; Audit Manager, Pricewaterhouse-
36                            Treasurer                2004           Coopers LLP, 1998-2000.                            N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      General Counsel and Managing Director, Aetos
                                                                      Capital, LLC, March 2001-Present; President,
                                                                      Morgan Stanley Insitutional Funds, March
Harold J. Schaaf            Vice President             Since          2000-March 2001; Managing Director, Morgan
44                          and Secretary              2002           Dean Witter & Co., December 1999-March 2001.       N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Fund Accounting Director-Alternative
                                                                      Investment Fund Products, SEI Investments
                                                                      Global Fund Services, March 2003-Present;
                                                                      Fund Accounting Manager-Alternative
                                                                      Investment Fund Products, SEI Investments
                                                                      Global Fund Services 2001-March 2003; Fund
Colette Bull                  Assistant                Since          Accounting Manager, SEI Investments Global
34                            Treasurer                2003           Fund Servies, 1997-2001.                           N/A
------------------------------------------------------------------------------------------------------------------------------------

     (1) Each Manager can be contacted by writing to Aetos Capital, LLC 875 Third Avenue, New York, NY 10022.
     (2) Each Manager holds office until the next meeting of shareholders at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.
     (3) Directorships of companies required to report to the Securities and  Exchange Commission under the Securities Exchange
         Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
     (4) The "Fund Complex" consists of all registered investment companies for which Aetos Alternatives Management, LLC or any of its affiliates serves as investment adviser.
     (5) Mr. Allwin is considered to be an "interested person" of the Fund as defined in the 1940 Act because he is Chief Executive
         Officer of Aetos Capital, LLC.
     (6) Mr. Klein is considered to be an "interested person" of the Fund as defined in the 1940 Act because he is Chief Operating
         Officer of Aetos Capital, LLC.
     For more information regarding the Managers and Officers, please refer to the Statement of Additional Information.


ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers ("PwC") Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


                                       FISCAL 2005                                            FISCAL 2004

                                       All fees and     All other fees                       All fees and     All other fees
                                       services to     and services to                       services to     and services to
                     All fees and        service           service         All fees and        service           service
                   services to the   affiliates that   affiliates that   services to the   affiliates that   affiliates that
                    Fund that were         were        did not require   Trust that were         were        did not require
                     pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval

(a)     Audit
        Fees(1)
                       $34,000              $0                $0             $27,250              $0                $0
(b)     Audit-
        Related
        Fees
                          $0                $0                $0                $0                $0                $0
(c)     Tax
        Fees
        (2)
                       $27,350              $0                $0             $16,562              $0                $0
(d)     All
        Other
        Fees
                          $0                $0                $0                $0                $0                $0

     Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2)   Tax fees relate to preparation of federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund's investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                                               FISCAL 2005       FISCAL 2004
                Audit-Related Fees                  0%               0%
                Tax Fees                            0%               0%
                All Other Fees                      0%               0%


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for Fiscal 2005 and Fiscal 2004, respectively.

(h)      Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       AETOS ALTERNATIVES MANAGEMENT, LLC
                               PROXY VOTING POLICY

I.       INTRODUCTION

         This policy sets forth Aetos Alternatives Management, LLC ("AAM") policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

         As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

II.      ROUTINE CORPORATE MATTERS

         AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

         (i)      Appointment or election of auditors;
         (ii)     Routine elections or re-elections of directors;
         (iii)    Director's liability and indemnification;
         (iv)     General updating/corrective amendments to charter;
         (v)      Name changes;
         (vi)     Elimination of cumulative voting; and
         (vii)    Elimination of preemptive rights.

III.     ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

         A. AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which eliminate other classes of stock and voting rights;
                  (ii) Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;
                  (iii) Stock purchase plans with an exercise price of not less than 85% of fair market value;
                  (iv) Stock option plans that are incentive based and not excessive;
                  (v) Other stock-based plans which are appropriately structured;
                  (vi)     Reductions in supermajority vote requirements; and
                  (vii)    Adoption of anti-greenmail provisions.

         B. AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;
                  (ii) Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;
                  (iii) Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;
                  (iv) Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;
                  (v)      Classified boards of directors;
                  (vi) Reincorporation into a state which has more stringent anti-takeover and related provisions;
                  (vii) Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;

                  (viii) Excessive compensation or non-salary compensation related proposals;
                  (ix) Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and
                  (x) "Other business as properly comes before the meeting" proposals which give a blank check to those acting as proxy.

IV.      SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

         AAM, believing that management's job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.       CONFLICT OF INTERESTS

         Situations may arise where there are material conflicts between AAM's interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.      PROXY VOTING RECORD RETENTION

         AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII.     PROXY ADMINISTRATION

         AAM's internal Proxy Committee (the "Committee") develops the firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Committee, comprised of the Chief Investment Officer, Chief Operating Officer, and General Counsel, analyzes types of proposals based on whether they would adversely affect shareholder's interests and make a company less attractive to own. In evaluating proxy proposals each year, the Committee relies upon our own knowledge of each company and its management, independent research provided by third parties, and information presented by company managements and shareholder groups.

         Once the Committee establishes its recommendations, they are distributed to AAM's Portfolio Management Group as voting guidelines. Ultimately, the investment professional primarily accountable for a portfolio is responsible for votes on companies in that portfolio. Most vote consistent with AAM's guidelines. Occasionally, some will take an independent view on certain issues and vote differently. When an investment professional casts votes which are counter to the Committee's guidelines, they are required to document their reasons in writing for the Committee. Annually, the Board of Managers of the AAM Funds will review AAM's proxy voting process, policies, and voting records.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no matters submitted to a vote of Security Holders during the covered period.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                        Aetos Capital Multi-Strategy
                                                    Arbitrage Fund, LLC


By (Signature and Title)*                           /s/ Michael F. Klein
                                                    --------------------
                                                    Michael F. Klein, President

Date: 03/29/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                           /s/ Michael F. Klein
                                                    --------------------
                                                    Michael F. Klein, President

Date: 03/29/05


By (Signature and Title)*                           /s/ Scott D. Sawyer
                                                    -------------------
                                                    Scott D. Sawyer, Treasurer

Date: 03/29/05

* Print the name and title of each signing officer under his or her signature.